Share Capital	12 Months Ended
Jan. 31, 2023
Share Capital
Share Capital

Note 15 – Share Capital

On July 16, 2020, we filed a final short-form base shelf prospectus (the “2020 Base Shelf Prospectus”), allowing us to offer and issue the following securities: (i) common shares; (ii) preferred shares; (iii) senior or subordinated unsecured debt securities; (iv) subscription receipts; (v) warrants; and (vi) securities comprised of more than one of the aforementioned common shares, preferred shares, debt securities, subscription receipts and/ or warrants offered together as a unit. No securities were sold pursuant to the 2020 Base Shelf Prospectus, which was withdrawn in July 2022.

On July 15, 2022, we filed the 2022 Base Shelf Prospectus, allowing us to offer and issue an unlimited quantity of the following securities during the 25-month period following thereafter: (i) common shares; (ii) preferred shares; (iii) senior or subordinated unsecured debt securities; (iv) subscription receipts; (v) warrants; and (vi) securities comprised of more than one of the aforementioned common shares, preferred shares, debt securities, subscription receipts and/ or warrants offered together as a unit. These securities may be offered separately or together, in separate series, in amounts, at prices and on terms to be set forth in one or more shelf prospectus supplements. No securities have yet been sold pursuant to the 2022 Base Shelf Prospectus.

On June 7, 2022, Descartes announced a normal course issuer bid (“NCIB”), commencing June 10, 2022, to purchase up to approximately 7.4 million common shares in the open market for cancellation. Under the NCIB, Descartes would be permitted to repurchase for cancellation, at its discretion on or before June 9, 2023, up to 10% of the “public float” (calculated in accordance with the rules of the TSX) of Descartes’ issued and outstanding common shares. Any purchases under the NCIB will be subject to the terms and limitations applicable to such NCIB, and will be made through the facilities of the TSX, Nasdaq, other designated exchanges and/or alternative Canadian trading systems, or by such other means as may be permitted by the Ontario Securities Commission or other applicable Canadian Securities Administrators. No common shares have yet been purchased pursuant to the NCIB.

The following table sets forth the common shares outstanding (number of shares in thousands):

	January 31,	January 31,	January 31,
(thousands of shares)	2023	2022	2021
Balance, beginning of year	84,756	84,494	84,156
Shares issued:
Stock options and share units exercised	64	262	338
Issuance of common shares	—	—	—
Acquisitions (Note 3)	—	—	—
Balance, end of year	84,820	84,756	84,494

Cash flows provided from stock options and share units exercised during 2023, 2022 and 2021 were approximately $1.7 million, $2.7 million and $6.2 million, respectively.